UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2017 (Unaudited)

Deutsche GNMA Fund

		Principal Amount ($) (a)	Value ($)
Government National Mortgage Association 97.7%
Government National Mortgage Association:
2.99%, with various maturities from 3/15/2042 until 6/15/2042		1,392,027	1,402,363
3.0%, with various maturities from 9/15/2042 until 1/1/2048 (b)		435,682,976	439,959,717
3.1%, with various maturities from 10/15/2041 until 2/15/2042		2,448,634	2,484,807
3.25%, with various maturities from 9/15/2042 until 11/15/2042		3,703,660	3,795,309
3.5%, with various maturities from 11/20/2041 until 1/1/2048 (b)		664,542,583	688,757,825
4.0%, with various maturities from 8/20/2030 until 1/1/2048 (b)		278,827,934	293,023,293
4.25%, with various maturities from 3/15/2041 until 10/15/2041		837,198	877,900
4.49%, with various maturities from 6/15/2041 until 7/15/2041		1,172,394	1,235,647
4.5%, with various maturities from 6/20/2033 until 6/20/2047		110,172,790	117,062,294
4.55%, 1/15/2041		2,593,197	2,746,054
4.625%, 5/15/2041		306,186	325,603
5.0%, with various maturities from 3/20/2029 until 7/20/2041		104,577,331	113,970,258
5.5%, with various maturities from 1/15/2034 until 6/15/2042		93,924,832	104,802,801
6.0%, with various maturities from 12/15/2022 until 1/15/2039		18,438,442	20,979,820
6.5%, with various maturities from 6/20/2032 until 3/20/2041		15,602,038	17,490,449
7.0%, with various maturities from 9/15/2035 until 4/20/2039		2,795,413	3,063,193
7.5%, with various maturities from 6/20/2022 until 8/20/2032		134,084	158,478
Total Government National Mortgage Association (Cost $1,829,495,535)			1,812,135,811
Asset-Backed 4.1%
Automobile Receivables 0.3%
AmeriCredit Automobile Receivables Trust, "A3", Series 2017-1, 1.87%, 8/18/2021		5,670,000	5,651,818
Credit Card Receivables 0.8%
Chase Issuance Trust, "A", Series 2017-A2, 1-month USD-LIBOR + 0.400%, 1.877% *, 3/15/2024		14,540,000	14,623,782
Miscellaneous 3.0%
Atrium XIII, "A1", Series 13A, 144A, 3-month USD-LIBOR + 1.180%, 2.621% *, 11/21/2030		5,930,000	5,933,457
Carbone CLO Ltd., "A1", Series 2017-1A, 144A, 3-month USD-LIBOR + 1.140%, 2.809% *, 1/20/2031		14,950,000	14,955,830
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		17,695,650	18,079,292
Goldentree Loan Management U.S. CLO Ltd., "A", Series 2017-2A, 144A, 3-month USD-LIBOR + 1.150%, 2.724% *, 11/28/2030		17,590,000	17,642,999
			56,611,578
Total Asset-Backed (Cost $76,375,458)			76,887,178
Commercial Mortgage-Backed Securities 1.9%
CHT Mortgage Trust, "A", Series 2017-CSMO,144A, 1-month USD-LIBOR + 0.930%, 2.31% *, 11/15/2036		19,600,000	19,630,519
Fannie Mae Grantor Trust, "A", Series 2017-T1, 2.898%, 6/25/2027		5,998,716	5,958,926
FHLMC Multifamily Structured Pass-Through Securities, "X1", Series K055, Interest Only, 1.368% *, 3/25/2026		99,330,660	9,163,889
Total Commercial Mortgage-Backed Securities (Cost $34,747,709)			34,753,334
Collateralized Mortgage Obligations 19.5%
Fannie Mae Whole Loan, "IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037		320,020	59,916
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032		587,747	516,974
"OH", Series 3382, Principal Only, Zero Coupon, 11/15/2037		317,855	287,477
"PT", Series 3586, 1.608% *, 2/15/2038		4,069,172	3,615,159
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025		434,098	8,164
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		8,267,026	345,247
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025		1,659,460	56,006
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025		1,498,260	71,102
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025		1,887,902	106,683
"GI", Series 3985, Interest Only, 3.0%, 10/15/2026		1,078,102	75,350
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027		1,647,717	125,057
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027		1,670,658	136,591
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		3,832,070	353,503
"CZ", Series 4113, 3.0%, 9/15/2042		4,583,660	4,287,284
"EI", Series 3749, Interest Only, 3.5%, 3/15/2025		1,623,127	95,089
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		9,357,228	1,384,246
"C25", Series 304, Interest Only, 4.0%, 10/15/2041		20,283,719	3,924,984
"C1", Series 329, Interest Only, 4.0%, 12/15/2041		31,930,906	6,026,566
"UA", Series 4298, 4.0%, 2/15/2054		2,767,735	2,744,870
"UZ", Series 4339, 4.0%, 2/15/2054		9,063,934	9,450,141
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		8,645,461	628,713
"C32", Series 303, Interest Only, 4.5%, 12/15/2042		31,572,247	6,198,351
"C28", Series 303, Interest Only, 4.5%, 1/15/2043		40,832,749	8,863,127
"57", Series 256, Interest Only, 5.0%, 3/15/2023		381,385	17,279
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033		280,070	52,568
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040		1,295,345	101,896
"IJ", Series 4472, Interest Only, 6.0%, 11/15/2043		13,709,461	3,146,198
"A", Series 172, Interest Only, 6.5%, 1/1/2024		133,073	18,214
"C22", Series 324, Interest Only, 6.5%, 4/15/2039		17,963,938	4,568,181
Federal National Mortgage Association:
"CO", Series 2013-117, Principal Only, Zero Coupon, 5/25/2033		2,945,016	2,319,516
"AY", Series 2013-6, 2.0%, 2/25/2043		1,244,000	1,074,680
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026		1,624,215	86,111
"IB", Series 2013-35, Interest Only, 3.0%, 4/25/2033		17,356,987	2,444,994
"Z", Series 2013-44, 3.0%, 5/25/2043		4,130,901	3,873,997
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024		566,926	4,449
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025		632,540	2,621
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043		11,136,364	2,123,373
"LZ", Series 2013-6, 3.5%, 2/25/2043		870,422	849,711
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025		309,671	2,859
"4", Series 406, Interest Only, 4.0%, 9/25/2040		7,552,678	1,489,522
"C2", Series 410, Interest Only, 4.0%, 4/25/2042		7,638,034	1,486,960
"25", Series 351, Interest Only, 4.5%, 5/25/2019		282,703	5,005
"20", Series 334, Interest Only, 5.0%, 3/25/2018		586	0
"21", Series 334, Interest Only, 5.0%, 3/25/2018		398	0
''23", Series 339, Interest Only, 5.0%, 6/25/2018		14,385	40
"27", Series 351, Interest Only, 5.0%, 4/25/2019		152,028	2,900
"26", Series 381, Interest Only, 5.0%, 12/25/2020		101,262	4,180
"IO", Series 2016-26, Interest Only, 5.0%, 5/25/2046		36,558,222	7,170,054
"UI", Series 2010-126, Interest Only, 5.5%, 10/25/2040		15,630,777	3,109,609
"IO", Series 2014-70, Interest Only, 5.5%, 10/25/2044		19,044,092	4,154,122
"BI", Series 2015-97, Interest Only, 5.5%, 1/25/2046		16,179,627	3,556,400
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040		1,931,612	93,352
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040		2,519,669	973,448
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035		1,349,690	1,050,874
"KO", Series 2013-38, Principal Only, Zero Coupon, 1/20/2043		2,325,858	1,350,293
"WF", Series 2015-80, 1-month USD-LIBOR + 0.250%, 1.741% * , 1/16/2044		21,734,998	21,761,885
"FY", Series 2015-80, 1-month USD-LIBOR + 0.270%, 1.771% * , 3/20/2043		19,927,945	19,954,646
"PB", Series 2012-90, 2.5%, 7/20/2042		7,000,000	6,246,471
"BZ", Series 2013-79, 3.0%, 5/20/2043		11,472,048	10,915,604
"LZ", Series 2013-180, 3.0%, 11/16/2043		23,156,430	22,064,710
"WZ", Series 2014-99, 3.0%, 7/16/2044		8,924,394	8,470,600
"MT", Series 2015-92, 3.0%, 1/20/2045		10,000,000	9,574,260
"PY", Series 2015-123, 3.0%, 9/20/2045		10,688,000	10,341,144
"GU", Series 2016-5, 3.0%, 1/20/2046		5,017,000	4,976,279
"AC", Series 2016-23, 3.0%, 2/20/2046		7,591,682	7,402,105
"AC", Series 2016-19, 3.0%, 2/20/2046		8,114,000	7,947,637
"LM", Series 2016-18, 3.0%, 2/20/2046		6,644,000	6,488,831
"ZB", Series 2016-161, 3.0%, 11/20/2046		20,210,558	19,213,966
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029		4,264,417	390,354
"PI", Series 2012-47, Interest Only, 3.5%, 12/20/2039		11,994,595	921,456
"AD", Series 2014-190, 3.5%, 8/20/2040		7,386,614	7,590,367
"JI", Series 2013-10, Interest Only, 3.5%, 1/20/2043		19,724,735	3,958,894
"ID", Series 2013-70, Interest Only, 3.5%, 5/20/2043		8,673,415	1,593,652
"MZ", Series 2014-27, 3.5%, 12/20/2043		3,773,088	3,751,907
"EP", Series 2013-147, 3.625%, 12/20/2039		5,669,000	5,844,217
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040		31,731,720	2,504,883
"Z", Series 2014-4, 4.0%, 1/20/2044		12,864,650	13,774,363
"LZ", Series 2014-44, 4.0%, 3/16/2044		8,544,276	9,323,432
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		8,037,694	928,697
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018		315,058	2,849
"ZC", Series 2003-86, 4.5%, 10/20/2033		878,612	929,751
"TI", Series 2010-115, Interest Only, 4.5%, 10/20/2037		70,173	97
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037		27,683	24
"PI", Series 2010-94, Interest Only, 4.5%, 12/20/2037		95,826	199
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038		1,500,000	78,690
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039		900,837	39,957
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		6,685,653	1,158,677
"ZA", Series 2010-3, 4.5%, 1/20/2040		4,197,478	4,498,799
"ZV", Series 2011-73, 4.5%, 5/20/2041		26,881,228	28,636,421
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		7,201,787	911,446
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		5,074,341	936,064
"ZB", Series 2004-31, 5.0%, 4/20/2034		3,656,699	3,916,843
"ZA", Series 2006-47, 5.0%, 8/16/2036		8,843,194	9,477,804
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038		342,906	7,923
"UZ", Series 2010-37, 5.0%, 3/20/2040		1,599,649	1,827,030
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023		287,190	9,653
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023		159,482	3,425
"PC", Series 2003-19, 5.5%, 3/16/2033		1,954,825	2,130,176
"MI", Series 2004-38, Interest Only, 5.5%, 11/20/2033		300,293	14,892
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034		319,148	5,824
"Z", Series 2006-12, 5.5%, 3/20/2036		123,861	146,511
"HZ", Series 2009-43, 5.5%, 6/20/2039		2,642,127	2,993,364
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039		246,221	15,530
"DZ", Series 2009-106, 5.5%, 11/20/2039		225,947	278,543
"IA", Series 2012-64, Interest Only, 5.5%, 5/16/2042		8,728,281	2,116,262
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035		561,765	113,005
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		831,328	214,188
"SB", Series 2014-81, (4%) of 1-month USD-LIBOR + 16.400%, 10.957% * , 6/20/2044		636,115	770,426
Total Collateralized Mortgage Obligations (Cost $355,310,515)			361,668,739
U.S. Government Agency Sponsored Pass-Throughs 0.6%
Federal Home Loan Mortgage Corp., 7.0%, 10/1/2038		162,086	175,739
Federal National Mortgage Association:
4.0%, 9/1/2040		694,082	732,887
4.0%, 1/1/2048 (b)		10,000,000	10,457,389
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $11,389,902)			11,366,015
Government & Agency Obligations 4.3%
Sovereign Bonds 2.0%
French Republic Government Bond OAT, 144A, REG S, 1.75%, 5/25/2066	EUR	14,823,397	16,837,501
Kingdom of Sweden, Series 1053, 3.5%, 3/30/2039	SEK	123,610,000	20,676,659
			37,514,160
U.S. Treasury Obligations 2.3%
U.S. Treasury Bond, 2.875%, 11/15/2046		6,050,000	6,206,213
U.S. Treasury Inflation-Indexed Bond, 0.875%, 2/15/2047		15,469,787	16,075,369
U.S. Treasury Notes:
1.75%, 5/31/2022		10,000,000	9,825,781
2.375%, 5/15/2027		10,300,000	10,270,629
			42,377,992
Total Government & Agency Obligations (Cost $77,932,455)			79,892,152
Corporate Bond 0.4%
DNB Boligkreditt AS, 144A, 2.5%, 3/28/2022 (Cost $6,980,400)		7,000,000	6,978,762
Short-Term U.S. Treasury Obligations 2.1%
U.S. Treasury Bills:
1.18% **, 8/16/2018		8,464,000	8,380,047
1.378% **, 10/11/2018 (c) (d)		30,000,000	29,608,725
Total Short-Term U.S. Treasury Obligations (Cost $38,076,163)			37,988,772
		Shares	Value ($)
Cash Equivalents 1.5%
Deutsche Central Cash Management Government Fund, 1.21% (e) (Cost $27,907,757)		27,907,757	27,907,757
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,458,215,894)		132.1	2,449,578,520
Other Assets and Liabilities, Net		(32.1)	(595,356,386)
Net Assets		100.0	1,854,222,134

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable or floating rate security. These securities are shown at their current rate as of December 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Annualized yield at time of purchase; not a coupon rate.
(a) Principal amount stated in U.S. dollars unless otherwise noted.
(b) When-issued, delayed delivery or forward commitment securities included.
(c) At December 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d) At December 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At December 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	3/20/2018	170	21,133,458	21,087,968	(45,490)
Ultra 10 Year U.S. Treasury Note	USD	3/20/2018	422	56,214,873	56,363,375	148,502
Total net unrealized appreciation						103,012

At December 31, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Euro-OAT French Government Bond	EUR	3/8/2018	373	70,259,265	69,449,845	809,420
Federal Republic of Germany Euro-Bund	EUR	3/8/2018	330	64,519,577	64,017,239	502,338
U.S. Treasury Long Bond	USD	3/20/2018	192	29,428,095	29,376,000	52,095
Total net unrealized appreciation						1,363,853

At December 31, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/(Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Fixed — 0.228% Annually	Floating — 3-Month STIBOR Quarterly	7/18/2017 7/18/2021	664,900,000	SEK	(242,494)	—	(242,494)
Fixed — 2.239% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/21/2018 3/21/2023	88,000,000	USD	158,646	—	158,646
Fixed — 2.589% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/21/2018 3/21/2038	37,200,000	USD	(292,176)	—	(292,176)
Fixed — 1.698% Semi-Annually	Floating — 3-Month LIBOR Quarterly	12/20/2017 12/20/2019	239,200,000	USD	1,681,372	—	1,681,372
Fixed — 2.34% Semi-Annually	Floating — 3-Month LIBOR Quarterly	12/20/2017 12/20/2027	48,700,000	USD	221,759	84,045	137,714
Fixed — 2.45% Semi-Annually	Floating — 3-Month LIBOR Quarterly	12/20/2017 12/20/2032	27,300,000	USD	115,590	—	115,590
Fixed — 2.522% Semi-Annually	Floating — 3-Month LIBOR Quarterly	12/20/2017 12/20/2037	26,300,000	USD	15,770	—	15,770
Total net unrealized appreciation						1,574,422

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at December 31, 2017 is 1.694%.
STIBOR: Stockholm Interbank Offered Rate; 3-Month STIBOR at December 31, 2017 is -0.47%.
At December 31, 2017, open total return swap contracts were as follows:

Bilateral Swaps
Pay/Receive Return of the Reference Index	Fixed Cash Flows Received Frequency	Counterparty/ Expiration Date	Notional Amount	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
Markit IOS INDEX FN30.400.10	4.0%/ Monthly	Goldman Sachs & Co.1/12/2041	7,363,091	USD	8,811	—	8,811

As of December 31, 2017, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	20,743,692	EUR	17,591,000	1/4/2018	367,882	Citigroup, Inc.
SEK	167,403,000	USD	20,738,470	1/18/2018	307,842	Danske Bank AS
USD	41,287,042	EUR	35,373,662	1/24/2018	1,220,230	JPMorgan Chase Securities, Inc.
CAD	24,654,097	NZD	28,100,000	1/30/2018	283,672	Canadian Imperial Bank of Commerce
Total unrealized appreciation					2,179,626
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	17,591,000	USD	20,773,127	1/4/2018	(338,447)	Citigroup, Inc.
EUR	13,922,000	USD	16,502,735	1/24/2018	(226,837)	HSBC Holdings PLC
EUR	35,093,158	USD	41,579,637	1/24/2018	(590,563)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(1,155,847)

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (f)
Government National Mortgage Association	$—	$1,812,135,811	$—	$1,812,135,811
Asset-Backed	—	76,887,178	—	76,887,178
Commercial Mortgage-Backed Securities	—	34,753,334	—	34,753,334
Collateralized Mortgage Obligations	—	361,668,739	—	361,668,739
U.S. Government Agency Sponsored Pass-Throughs	—	11,366,015	—	11,366,015
Government & Agency Obligations	—	79,892,152	—	79,892,152
Corporate Bond	—	6,978,762	—	6,978,762
Short-Term Treasury Obligations	—	37,988,772	—	37,988,772
Short-Term Investments	27,907,757	—	—	27,907,757
Derivatives (g)
Futures Contracts	1,512,355	—	—	1,512,355
Interest Rate Swap Contracts	—	2,109,092	—	2,109,092
Total Return Swap Contracts	—	8,811	—	8,811
Forward Foreign Currency Exchange Contracts	—	2,179,626	—	2,179,626
Total	$29,420,112	$2,425,968,292	$—	$2,455,388,404
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(45,490)	$—	$—	$(45,490)
Interest Rate Swap Contracts	—	(534,670)	—	(534,670)
Forward Foreign Currency Exchange Contracts	—	(1,155,847)	—	(1,155,847)
Total	$(45,490)	$(1,690,517)	$—	$(1,736,007)

There have been no transfers between fair value measurement levels during the period ended December 31, 2017.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Currency Contracts	$ —	$ —	$ 1,023,779
Interest Rate Contracts	$ 1,466,865	$ 1,574,422	$ —
Total Return Swap Contracts	$ —	$ 8,811	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche GNMA Fund, a series of Deutsche Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2018